Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
Net loss	$ (5,845,000)	$ (3,913,000)	$ (10,479,000)	$ (9,833,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	234,000	231,000	464,000	474,000
Warrants issued for services			0	73,000
Stock-based compensation expense	721,000	849,000	1,693,000	2,361,000
Common stock issued for services	85,000	137,000	240,000	59,000
Fair value of warrant liability in excess of proceeds			1,390,000
Financing transaction costs			738,000
Change in fair value of warrant liability	(1,894,000)		754,000	(38,000)
Warrant exchange inducement expense	3,445,000
Allowance for doubtful accounts		22,000	23,000
Allowance for inventory obsolescence			90,000	(40,000)
Allowance for inventory obsolescence	22,000	8,000
Allowance for sales returns			10,000
Loss on disposal of fixed assets		16,000	68,000	56,000
Impairment of intangible assets	36,000	19,000	52,000	190,000
Changes in operating assets and liabilities
(Increase) decrease in accounts receivable	(100,000)	(203,000)	(55,000)	(133,000)
(Increase) decrease in inventory	(123,000)	(179,000)	(260,000)	109,000
(Increase) decrease in prepaid assets and other assets	119,000	(207,000)	(202,000)	(182,000)
(Increase) decrease in restricted cash		(50,000)	(50,000)
(Increase) decrease in deposits		(12,000)	(13,000)	(4,000)
Increase (decrease) in accounts payable	266,000	(226,000)	(437,000)	192,000
Increase (decrease) in accrued expenses	(330,000)	659,000	550,000	(22,000)
Increase (decrease) in deferred revenue	(3,000)	(61,000)	(230,000)	44,000
Increase (decrease) in related party payable	10,000	17,000	16,000	5,000
Net cash used in operating activities	(3,357,000)	(2,893,000)	(5,638,000)	(6,689,000)
Investing activities
Purchases of property and equipment	(218,000)	(11,000)	(167,000)	(197,000)
Proceeds from sale of fixed assets	1,000			7,000
Payments for patent licenses and trademarks	(341,000)	(362,000)	(729,000)	(596,000)
Net cash used in investing activities	(558,000)	(373,000)	(896,000)	(786,000)
Financing activities
Proceeds from issuance of common stock	2,638,000	3,289,000	6,538,000	2,084,000
Proceeds from issuance of preferred stock				4,941,000
Proceeds from exercise of warrants and options			2,386,000	4,000
Payment of preferred stock dividends				(237,000)
Payment of offering costs	(218,000)	(23,000)	(801,000)
Net cash provided by financing activities	2,420,000	3,266,000	8,123,000	6,792,000
Net increase (decrease) in cash and cash equivalents	(1,495,000)		1,589,000	(683,000)
Cash and cash equivalents, beginning of period	2,243,000	654,000	654,000	1,337,000
Cash and cash equivalents, end of period	748,000	654,000	2,243,000	654,000
Supplemental disclosure of cash flow information
Cash paid for interest	2,000	2,000	3,000	2,000
Warrant liability reclassified to equity upon warrant exchange	3,031,000
Non-cash financing activities:
Accretion of preferred stock dividends				93,000
Deemed dividend on preferred stock				1,375,000
Reversal of preferred dividends accreted				(93,000)
Warrants issued for placement agent services			$ 115,000